Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2026-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Effective December 1, 2023, our Board adopted our Clawback Policy (the “Clawback Policy”) to comply with both certain new clawback listing standards of the NYSE and new rules and regulations promulgated by the SEC. The Clawback Policy provides that in the event of an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the U.S. federal securities laws, the Company will attempt to recover from our Chief Executive Officer and other officers (as defined in Rule 16a-1(f) under the Exchange Act), the excess of the amount of incentive-based compensation received after the effective date by such officers during the three completed fiscal years immediately preceding the required restatement date over the amount of incentive-based compensation that otherwise would have been received had it been determined based on the restated amounts. Recovery under the Clawback Policy is mandatory and no employee misconduct is required.